UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831
(Address of principal executive offices) (Zip code)

Robert S. Bacarella

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831
(Name and address of agent for service)

(630) 462-9800

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Monetta Fund
MONTX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Fund	$148	1.31%
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
During 2025 the S&P 500 Index posted a total annual return of 17.88%. This was slightly less than the yearly returns of 25.02% and 26.29% of 2024 and 2023 respectively, but still above historical averages. The markets were driven mainly by AI enthusiasm, higher than expected corporate earnings, a series of interest rates cuts and declining oil prices. Despite overall gains, the market was extremely volatile due to extended valuations in the AI sector and the impact of tariffs on economic growth.
The Monetta Fund rose 25.78% for the year-ended December 31, 2025. This significantly outperformed the 17.88% return of its benchmark index, the S&P 500. The Monetta Fund benefited from its holdings in the AI sector, which led the market advance during 2025.
The largest contributors to Fund performance included Palantir Technologies, Alphabet and Robinhood Markets, representing 4.38%, 7.07% and 2.99%, respectively, of the year-end portfolio. The biggest detractors from Fund performance were holdings in Nike, Core Weave and MicroStrategy, all of which were sold during 2025.
Will stocks “four-peat” in 2026? While AI continues to be a transformative force, it is raising concerns over ownership, stretched valuations and sustainability. The latest bull market gains have been disproportionately concentrated among a handful of mega-cap stocks. Although these stocks’ earnings may need time to catch up with valuations, the key to outperformance will be to reposition into those sectors that could benefit from the next phase of AI innovation. We believe the economic outlook for 2026 appears to be supportive of stocks that could provide a tailwind for equity prices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Monetta Fund	PAGE 1	TSR-AR-60934G802

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	25.78	12.43	13.90
S&P 500 TR	17.88	14.42	14.82
Visit https://monetta.com/performance/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$102,051,739
Number of Holdings	56
Net Advisory Fee	$894,236
Portfolio Turnover	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Amazon.com, Inc.	7.1%
Alphabet, Inc.	7.1%
NVIDIA Corp.	5.5%
First American Government Obligations Fund	4.5%
Palantir Technologies, Inc.	4.4%
Microsoft Corp.	3.8%
JPMorgan Chase & Co.	3.8%
Apple, Inc.	3.5%
Meta Platforms, Inc.	3.2%
Robinhood Markets, Inc.	3.0%

Industry	(%)
Technology	38.6%
Retail	12.1%
Financial	12.0%
Consumer Cyclical	8.7%
Healthcare	7.6%
Capital Equipment	6.3%
Energy	6.2%
Basic Material	3.9%
Cash & Other	4.6%
Sector Breakdown (% of net assets)

Computer-Software (12.7%)
Electronic-Semicon (11.0%)
Internet (10.3%)
Retail-Specialty (10.2%)
Healthcare-Biomedi (6.6%)
Leisure Service (5.4%)
Bank-Money Center (5.1%)
Brokerage & Investment Management (4.3%)
Computer Data Storage (3.5%)
Cash & Other (30.9%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://monetta.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Monetta Financial Services, Inc. documents not be householded, please call toll-free at 1-800-MONETTA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Monetta Fund	PAGE 2	TSR-AR-60934G802

Monetta Young Investor Growth Fund
MYIFX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Monetta Young Investor Growth Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Young Investor Growth Fund	$155	1.44%
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
During 2025 the S&P 500 Index posted a total annual return of 17.88%. This was slightly less than the yearly returns of 25.02% and 26.29% of 2024 and 2023 respectively, but still above historical averages. The markets were driven mainly by AI enthusiasm, higher than expected corporate earnings, a series of interest rates cuts and declining oil prices. Despite overall gains, the market was extremely volatile due to extended valuations in the AI sector and the impact of tariffs on economic growth.
The Young Investor Growth Fund appreciated 15.46% for the year-ended December 31, 2025. This was slightly below the 17.88% return of its benchmark index, the S&P 500. The Young Investor Fund trailed the performance of its benchmark index primarily due to the lackluster performance of a few of its largest security holdings. This included Amazon.com, Microsoft Corporation and Apple, representing 8.10%, 3.96% and 3.18% respectively of the year-end net asset value. The largest contributors to Fund performance were holdings in Alphabet, JPMorgan Chase and Tesla Motors, representing 8.08%, 4.52% and 2.10% respectively of the year-end net asset value.
Will stocks “four-peat” in 2026? While AI continues to be a transformative force, it is raising concerns over ownership, stretched valuations and sustainability. The latest bull market gains have been disproportionately concentrated among a handful of mega-cap stocks. Although these stocks’ earnings may need time to catch up with valuations, the key to outperformance will be to reposition into those sectors that could benefit from the next phase of AI innovation. We believe the economic outlook for 2026 appears to be supportive of stocks that could provide a tailwind for equity prices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Monetta Young Investor Growth Fund	PAGE 1	TSR-AR-60934G703

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Growth Fund	15.46	12.27	13.85
S&P 500 TR	17.88	14.42	14.82
Visit https://monetta.com/performance/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$42,738,280
Number of Holdings	26
Net Advisory Fee	$225,995
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
SPDR S&P 500 Trust	30.3%
Vanguard S&P 500	19.8%
Amazon.com, Inc.	8.1%
Alphabet, Inc.	8.1%
JPMorgan Chase & Co.	4.5%
Microsoft Corp.	4.0%
Apple, Inc.	3.2%
NVIDIA Corp.	2.2%
Tesla, Inc.	2.1%
Meta Platforms, Inc.	1.9%

Industry	(%)
Broad Based ETFs	50.1%
Technology	24.1%
Retail	9.7%
Financial	5.5%
Consumer Cyclical	4.5%
Healthcare	2.9%
Basic Material	1.1%
Energy	0.9%
Cash & Other	1.2%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://monetta.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Monetta Financial Services, Inc. documents not be householded, please call toll-free at 1-800-MONETTA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Monetta Young Investor Growth Fund	PAGE 2	TSR-AR-60934G703

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Marlene Z. Hodges and John L. Guy are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended December 31, 2025 and December 31, 2024, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$29,500	$29,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$9,000	$9,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Monetta Fund
Monetta Young Investor Growth Fund
Core Financial Statements
December 31, 2025

Monetta Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 95.4%
Basic Material - 3.9%
Chemical-Specialty - 1.7%
Albemarle Corp.	12,000	$1,697,280
Mining - 1.0%
Cleveland-Cliffs, Inc.(a)	80,000	1,062,400
Steel - 1.2%
Nucor Corp.	7,500	1,223,325
Total Basic Material		3,983,005
Capital Equipment - 6.3%
Aerospace & Defense - 2.6%
Kratos Defense & Security Solutions, Inc.(a)	13,000	986,830
RTX Corp.	9,000	1,650,600
		2,637,430
Diversified Operations - 1.5%
General Electric Co.	5,000	1,540,150
Electrical Equipment - 2.2%
BWX Technologies, Inc.	7,000	1,209,880
Rockwell Automation, Inc.	2,800	1,089,396
		2,299,276
Total Capital Equipment		6,476,856
Consumer Cyclical - 8.7%
Automobile - 2.2%
Tesla, Inc.(a)	5,000	2,248,600
Leisure Service - 5.4%
Expedia Group, Inc.	5,000	1,416,550
Netflix, Inc.(a)	15,000	1,406,400
Roku, Inc.(a)	15,000	1,627,350
Royal Caribbean Cruises Ltd.	3,800	1,059,896
		5,510,196
Media-Radio/TV - 1.1%
Walt Disney Co.	10,000	1,137,700
Total Consumer Cyclical		8,896,496
Energy - 6.2%
Energy - 2.4%
Constellation Energy Corp.	4,000	1,413,080
GE Vernova, Inc.	1,600	1,045,712
		2,458,792
Oil & Gas-Equipment & Services - 1.1%
Halliburton Co.	38,000	1,073,880
Oil & Gas-Exploration & Production - 1.0%
APA Corp.	42,000	1,027,320

	Shares	Value
Oil & Gas-Refining/Marketing - 1.7%
Marathon Petroleum Corp.	5,200	$845,676
Phillips 66	7,200	929,088
		1,774,764
Total Energy		6,334,756
Financial - 12.0%
Bank-Money Center - 5.1%
Goldman Sachs Group, Inc.	1,500	1,318,500
JPMorgan Chase & Co.	12,000	3,866,640
		5,185,140
Brokerage & Investment Management - 4.3%
Interactive Brokers Group, Inc. - Class A	20,000	1,286,200
Robinhood Markets, Inc. - Class A(a)	27,000	3,053,700
		4,339,900
Finance-Miscellaneous - 1.8%
MasterCard, Inc. - Class A	1,500	856,320
Toast, Inc. - Class A(a)	28,000	994,280
		1,850,600
Personal & Commercial Lending - 0.8%
SoFi Technologies, Inc.(a)	32,000	837,760
Total Financial		12,213,400
Healthcare - 7.6%
Healthcare-Biomedical/Genetic - 6.6%
Cardinal Health, Inc.	5,000	1,027,500
Gilead Sciences, Inc.	10,000	1,227,400
Illumina, Inc.(a)	8,500	1,114,860
Regeneron Pharmaceuticals, Inc.	1,500	1,157,805
Royalty Pharma PLC - Class A	30,000	1,159,200
Thermo Fisher Scientific, Inc.	1,800	1,043,010
		6,729,775
Healthcare-Patient Care - 1.0%
UnitedHealth Group, Inc.	3,200	1,056,352
Total Healthcare		7,786,127
Retail - 12.1%
Retail-Major Chain - 1.0%
Wal-Mart Stores, Inc.	9,000	1,002,690
Retail-Restaurant - 0.9%
Chipotle Mexican Grill, Inc.(a)	26,000	962,000
Retail-Specialty - 10.2%
Amazon.com, Inc.(a)	31,500	7,270,830
DoorDash, Inc. - Class A(a)	4,500	1,019,160
Lululemon Athletica, Inc.(a)	5,000	1,039,050
TJX Companies, Inc.	7,000	1,075,270
		10,404,310
Total Retail		12,369,000

The accompanying notes are an integral part of these financial statements.

1

Monetta Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 38.6%(b)
Computer Data Storage - 3.5%
Apple, Inc.	13,000	$3,534,180
Computer-Service - 1.1%
EPAM Systems, Inc.(a)	5,400	1,106,352
Computer-Software - 12.7%
AppLovin Corp. - Class A(a)	2,200	1,482,404
Cisco Systems, Inc.	14,000	1,078,420
Crowdstrike Holdings, Inc. - Class A(a)	2,000	937,520
Microsoft Corp.	8,000	3,868,960
Palantir Technologies, Inc. - Class A(a)	25,000	4,443,750
Shopify, Inc. - Class A(a)	7,000	1,126,790
		12,937,844
Electronic-Semiconductor - 11.0%
Advanced Micro Devices, Inc.(a)	8,500	1,820,360
Broadcom, Inc.	6,000	2,076,600
NVIDIA Corp.	30,000	5,595,000
QUALCOMM, Inc.	5,500	940,775
Skyworks Solutions, Inc.	13,000	824,330
		11,257,065
Internet - 10.3%
Alphabet, Inc. - Class C	23,000	7,217,400
Meta Platforms, Inc. - Class A	5,000	3,300,450
		10,517,850
Total Technology		39,353,291
TOTAL COMMON STOCKS (Cost $47,880,486)		97,412,931
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.5%
First American Government Obligations Fund - Class X, 3.67%(c)	4,574,793	4,574,793
TOTAL MONEY MARKET FUNDS (Cost $4,574,793)		4,574,793
TOTAL INVESTMENTS - 99.9% (Cost $52,455,279)		$101,987,724
Other Assets in Excess of Liabilities - 0.1%		64,015
TOTAL NET ASSETS - 100.0%		$102,051,739

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
Industry classification provided by William O’Neil & Co., Inc.
The accompanying notes are an integral part of these financial statements.

2

Monetta Young Investor Growth Fund
Schedule of Investments
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 50.1%
SPDR S&P 500 Trust(a)	19,000	$ 12,956,480
Vanguard S&P 500	13,500	8,466,255
TOTAL EXCHANGE TRADED FUNDS (Cost $5,679,888)		21,422,735
COMMON STOCKS - 48.7%
Basic Material - 1.1%
Steel - 1.1%
Nucor Corp.	3,000	489,330
Consumer Cyclical - 4.5%
Automobile - 2.1%
Tesla, Inc.(b)	2,000	899,440
Leisure Service - 1.4%
Netflix, Inc.(b)	6,500	609,440
Media-Radio/TV - 1.0%
Walt Disney Co.	3,800	432,326
Total Consumer Cyclical		1,941,206
Energy - 0.9%
Oil & Gas-Refining/Marketing - 0.9%
Phillips 66	2,900	374,216
Financial - 5.5%
Bank-Money Center - 4.5%
JPMorgan Chase & Co.	6,000	1,933,320
Finance-Miscellaneous - 1.0%
MasterCard, Inc. - Class A	700	399,616
Total Financial		2,332,936
Healthcare - 2.9%
Healthcare-Biomedical/Genetic - 2.0%
Gilead Sciences, Inc.	3,300	405,042
Regeneron Pharmaceuticals, Inc.	560	432,247
		837,289
Healthcare-Patient Care - 0.9%
UnitedHealth Group, Inc.	1,200	396,132
Total Healthcare		1,233,421
Retail - 9.7%
Retail-Restaurant - 0.9%
Chipotle Mexican Grill, Inc.(b)	10,000	370,000
Retail-Specialty - 8.8%
Amazon.com, Inc.(b)	15,000	3,462,300
TJX Companies, Inc.	2,000	307,220
		3,769,520
Total Retail		4,139,520

	Shares	Value
Technology - 24.1%
Computer Data Storage - 3.2%
Apple, Inc.	5,000	$1,359,300
Computer-Software - 6.8%
Crowdstrike Holdings, Inc. - Class A(b)	850	398,446
Microsoft Corp.	3,500	1,692,670
Palantir Technologies, Inc. - Class A(b)	2,200	391,050
Shopify, Inc. - Class A(b)	2,600	418,522
		2,900,688
Electronic-Semiconductor - 4.2%
Broadcom, Inc.	1,400	484,540
NVIDIA Corp.	5,000	932,500
QUALCOMM, Inc.	2,200	376,310
		1,793,350
Internet - 9.9%
Alphabet, Inc. - Class C	11,000	3,451,800
Meta Platforms, Inc. - Class A	1,200	792,108
		4,243,908
Total Technology		10,297,246
TOTAL COMMON STOCKS (Cost $7,709,563)		20,807,875
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 3.67%(c)	625,616	625,616
TOTAL MONEY MARKET FUNDS (Cost $625,616)		625,616
TOTAL INVESTMENTS - 100.3% (Cost $14,015,067)		$42,856,226
Liabilities in Excess of Other Assets - (0.3)%		(117,946)
TOTAL NET ASSETS - 100.0%		$42,738,280

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
Industry classification provided by William O’Neil & Co., Inc.
The accompanying notes are an integral part of these financial statements.

3

MONETTA TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Monetta Fund	Monetta Young Investor Growth Fund
ASSETS:
Investments, at value	$101,987,724	$42,856,226
Receivable for fund shares sold	205,250	1,983
Dividends receivable	39,743	44,607
Prepaid expenses and other assets	14,640	16,646
Total assets	102,247,357	42,919,462
LIABILITIES:
Payable to Adviser	83,465	20,071
Payable for transfer agent fees and expenses	24,731	21,276
Payable for capital shares redeemed	22,194	409
Payable for fund administration and accounting fees	20,245	16,871
Payable for audit fees	19,251	19,247
Payable for distribution fees	—	88,435
Payable for expenses and other liabilities	25,732	14,873
Total liabilities	195,618	181,182
NET ASSETS	$102,051,739	$42,738,280
Net Assets Consists of:
Paid-in capital	$49,728,511	$13,196,524
Total distributable earnings	52,323,228	29,541,756
Total net assets	$102,051,739	$42,738,280
Net assets	$102,051,739	$42,738,280
Shares issued and outstanding(a)	3,278,051	2,284,792
Net asset value per share	$31.13	$18.71
Cost:
Investments, at cost	$52,455,279	$14,015,067

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

MONETTA TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Monetta Fund	Monetta Young Investor Growth Fund
INVESTMENT INCOME:
Dividend income	$693,445	$389,670
Total investment income	693,445	389,670
EXPENSES:
Investment advisory fee	894,236	225,995
Transfer agent fees	101,524	89,073
Fund administration and accounting fees	77,793	65,739
Compliance fees	38,680	18,022
Trustees’ fees	29,073	13,074
Federal and state registration fees	24,525	25,444
Audit fees	20,251	19,246
Legal fees	18,629	8,371
Custodian fees	11,276	6,460
Reports to shareholders	8,634	8,575
Distribution expenses	—	102,725
Other expenses and fees	10,119	7,362
Total expenses	1,234,740	590,086
Net investment loss	(541,295)	(200,416)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	19,357,456	7,040,626
Net realized gain (loss)	19,357,456	7,040,626
Net change in unrealized appreciation (depreciation) on:
Investments	2,753,365	(913,293)
Net change in unrealized appreciation (depreciation)	2,753,365	(913,293)
Net realized and unrealized gain (loss)	22,110,821	6,127,333
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,569,526	$5,926,917

The accompanying notes are an integral part of these financial statements.

5

MONETTA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Monetta Fund		Monetta Young Investor Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(541,295)	$(255,331)	$(200,416)	$(168,265)
Net realized gain (loss)	19,357,456	7,307,829	7,040,626	5,454,396
Net change in unrealized appreciation (depreciation)	2,753,365	12,531,769	(913,293)	4,365,490
Net increase (decrease) in net assets from operations	21,569,526	19,584,267	5,926,917	9,651,621
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(17,534,345)	(4,828,571)	(6,919,372)	(4,656,439)
Total distributions to shareholders	(17,534,345)	(4,828,571)	(6,919,372)	(4,656,439)
CAPITAL TRANSACTIONS:
Shares sold	2,571,392	622,722	967,587	804,330
Shares issued from reinvestment of distributions	16,391,856	4,557,372	6,668,828	4,526,995
Shares redeemed	(7,013,110)	(6,281,469)	(5,277,313)	(6,497,630)
Net increase (decrease) in net assets from capital transactions	11,950,138	(1,101,375)	2,359,102	(1,166,305)
NET INCREASE (DECREASE) IN NET ASSETS	15,985,319	13,654,321	1,366,647	3,828,877
NET ASSETS:
Beginning of the year	86,066,420	72,412,099	41,371,633	37,542,756
End of the year	$102,051,739	$86,066,420	$42,738,280	$41,371,633

The accompanying notes are an integral part of these financial statements.

6

Monetta Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$29.83	$24.67	$18.79	$28.09	$26.77
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.19)	(0.09)	(0.06)	(0.06)	(0.27)
Net realized and unrealized gain (loss) on investments(b)	7.78	7.00	5.94	(7.69)	5.18
Total from investment operations	7.59	6.91	5.88	(7.75)	4.91
LESS DISTRIBUTIONS FROM:
Net realized gains	(6.29)	(1.75)	—	(1.55)	(3.59)
Total distributions	(6.29)	(1.75)	—	(1.55)	(3.59)
Net asset value, end of year	$31.13	$29.83	$24.67	$18.79	$28.09
Total return	25.78%	28.11%	31.29%	−27.93%	17.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$102,052	$86,066	$72,412	$58,371	$84,294
Ratio of expenses to average net assets	1.31%	1.35%	1.45%	1.41%	1.33%
Ratio of net investment income (loss) to average net assets	(0.58)%	(0.32)%	(0.28)%	(0.28)%	(0.93)%
Portfolio turnover rate	62%	62%	52%	86%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

7

Monetta Young Investor Growth Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$19.34	$17.05	$13.82	$20.10	$19.90
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.08)	(0.06)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments(b)	3.03	4.76	4.51	(5.09)	4.67
Total from investment operations	2.93	4.68	4.45	(5.13)	4.57
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.56)	(2.39)	(1.22)	(1.15)	(4.37)
Total distributions	(3.56)	(2.39)	(1.22)	(1.15)	(4.37)
Net asset value, end of year	$18.71	$19.34	$17.05	$13.82	$20.10
Total return	15.46%	27.63%	32.74%	−25.79%	22.87%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$42,738	$41,372	$37,543	$32,053	$51,474
Ratio of expenses to average net assets	1.44%	1.44%	1.61%	1.45%	1.33%
Ratio of net investment income (loss) to average net assets	(0.49)%	(0.42)%	(0.36)%	(0.23)%	(0.44)%
Portfolio turnover rate	17%	10%	6%	11%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

8

MONETTA TRUST
Notes to Financial Statements
December 31, 2025
1. SIGNIFICANT ACCOUNTING POLICIES:
Monetta Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following funds, collectively referred to as the Funds, are series of the Trust:
Monetta Fund. The primary objective of this Fund is long-term capital growth. The Fund seeks this objective by investing primarily in equity securities believed to have growth potential. The Fund presently invests primarily in large capitalization growth companies.
Monetta Young Investor Growth Fund. The objective of this Fund is long-term capital growth. The Fund seeks this objective by investing approximately 50% of its assets in exchange traded funds (“ETFs”) and other funds seeking to track the S&P 500® Index or other broad-based market indices that primarily include stocks of large capitalization U.S. companies and the remainder of its assets in common stocks of individual companies that Monetta Financial Services, Inc., (the “Adviser”) considers to be high quality well-known companies that produce products or provide services that are recognized by many investors.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Monetta Fund and the Monetta Young Investor Growth Fund are each a diversified series with their own investment objectives and policies with the Trust.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(A)
Securities Valuation – Equity securities, including American Depositary Receipts (“ADR”s) and ETFs are stated at fair value, based on the official closing price as of the time of valuation. If there is no official closing price of a security on the valuation date, the security is valued at the mean between the most recent bid and ask quotation, in each case on the principal exchange or market on which that security is traded. If there are no reported sales and no reported bid quotations for a security on a valuation date, or it is not traded on an exchange, the securities are “fair valued” in accordance with the Funds’ Fair Value Procedures. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Other securities traded over-the-counter shall be valued at the official closing price. If there is no official closing price, the security is valued at the most recent mean quotation. Investments in registered open-end management companies, including money market funds, will be valued based on the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or are deemed unreliable are valued at their fair value in accordance with procedures established by the Board of Trustees (“Board”). In determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and duration of restrictions, if any, on the disposition of the security; (ii) fundamental analytical data relating to the security; (iii) evaluation of the forces that influence the market in which the security is traded; (iv) information as to any transactions in or offers for the security; (v) the existence of any merger proposal, tender offer or other extraordinary events relating to the security; (vi) the price and extent of public trading in similar securities of the issuer or of comparable companies; and (vii) any other methodologies and factors that they consider appropriate.
The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Fund’s NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

9

MONETTA TRUST
Notes to Financial Statements
December 31, 2025(Continued)
(B)
Use of Estimates – The preparation of financial statements, in conformity with U.S. GAAP, requires the Funds’ management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

(C)
General – Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the specific lot identification basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Any distributions received from investments in ETFs which represent long-term capital gains are recorded by the Funds as a realized gain.

(D)
Expenses – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on several bases, including relative net assets of all the Funds within the Monetta Trust.

(E)
Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required. As of and during the year ended December 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended December 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended December 31, 2025, the Funds did not incur any interest and penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2022.

The Funds will utilize capital loss carry-forwards as allowable, to minimize certain distributions of capital gains. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward indefinitely and retain their character as either short-term or long-term capital losses. At December 31, 2025, neither the Monetta Fund or the Monetta Young Investor Growth Fund had any capital loss carry-forwards.
Net realized gains or losses may differ for financial reporting and tax purposes as a result of losses from wash sales. At December 31, 2025, neither Fund had any post October losses which were realized after October 31, 2025 and deferred for tax purposes to January 1, 2026.
(F)
Distributions of Incomes and Gains – Distributions to shareholders are recorded by the Funds on the ex-dividend date. Due to inherent differences in the characterization of short-term capital gains under U.S. GAAP, and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended December 31, 2025, the Monetta Fund decreased distributable earnings by $50,149 and increased paid-in capital by $50,149 and the Monetta Young Investor Growth Fund decreased distributable earnings by $138,225 and increased paid-in capital by $138,225 These adjustments were made due to net operating losses and the use of equalization for the Funds.

10

MONETTA TRUST
Notes to Financial Statements
December 31, 2025(Continued)
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2025, were as follows:

	Monetta Fund	Monetta Young Investor Growth Fund
Aggregate Gross Appreciation	$50,353,517	$28,950,025
Aggregate Gross Depreciation	(1,007,751)	(108,866)
Net Unrealized Appreciation	49,345,766	28,841,159
Federal Income Tax Cost	52,641,958	14,015,067

Any differences between book-basis and tax-basis cost of investments for the Funds are attributable primarily to the deferral of wash sale losses and investments in passive foreign investment companies.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Monetta Fund	Monetta Young Investor Growth Fund
Undistributed Ordinary Income	$—	$—
Undistributed Long-Term Capital Gain	2,977,462	700,597
Net Unrealized Appreciation	49,345,766	28,841,159
Other Accumulated Losses	—	—
Total Distributable Earnings	$52,323,228	$29,541,756

The tax character of distributions paid by the Funds during the years ended December 31, 2025 and December 31, 2024 were as follows:

2025	Monetta Fund	Monetta Young Investor Growth Fund
Long-Term Capital Gain	$17,534,345	$6,919,372
Total Distributions to Shareholders	$17,534,345	$6,919,372

2024	Monetta Fund	Monetta Young Investor Growth Fund
Long-Term Capital Gain	$4,828,571	$4,656,439
Total Distributions to Shareholders	$4,828,571	$4,656,439

(G)
Fair Value Measurements – In accordance with ASC 820-10, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of each Fund’s investments. The inputs are summarized in the three broad Levels listed below.

11

MONETTA TRUST
Notes to Financial Statements
December 31, 2025(Continued)
Level 1 –	quoted prices in active markets for identical investments;
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);
Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes each respective Fund’s investments at December 31, 2025, based on the inputs used to value them:

	INVESTMENTS IN SECURITIES
Type of Investments	Level 1	Level 2	Level 3	Total
Monetta Fund
Common Stocks	$97,412,931	$—	$—	$97,412,931
Money Market Funds	4,574,793	—	—	4,574,793
FUND TOTAL	$101,987,724	$—	$—	$101,987,724
Monetta Young Investor Growth Fund
Exchange Traded Funds	$21,422,735	$—	$—	$21,422,735
Common Stocks	20,807,875	—	—	20,807,875
Money Market Funds	625,616	—	—	625,616
FUND TOTAL	$42,856,226	$—	$—	$42,856,226

As of December 31, 2025, neither Fund held any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to each Fund’s Schedule of Investments for further information on the classification of investments.
(H)
New Accounting Pronouncement – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the chief financial officer of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

The Funds adopted the FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect either Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.
2. RELATED PARTIES:
Robert S. Bacarella is an officer and trustee of the Funds and also an officer, director and majority shareholder of the Adviser. Robert J. Bacarella is an officer of the Funds and also an officer of the Adviser. As of and for the year ended December 31, 2025, remunerations required to be paid to all interested trustees have been directly paid by the Adviser. Fees paid to independent trustees have been directly paid by the Funds.
Each Fund pays the Adviser a monthly investment advisory fee, based upon the average net assets of each Fund, which is calculated and accrued daily.

12

MONETTA TRUST
Notes to Financial Statements
December 31, 2025(Continued)
The Monetta Fund pays the Adviser based on an annual rate of 0.95% for the first $300 million in net assets, 0.90% for the next $200 million in net assets, and 0.85% for net assets over $500 million. The Monetta Young Investor Growth Fund pays the Adviser based on an annual rate of 0.55% on all net assets. From these fees the Adviser pays for all necessary office facilities, equipment and personnel for managing the assets of each Fund.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of ACA Group, which provides chief compliance officer services to the Funds. Fees paid by the Funds for chief compliance officer services during the year ended December 31, 2025, are disclosed in the Statements of Operations.
3. CAPITAL STOCK AND SHARE UNITS:
There is an unlimited number of “no par value” shares of beneficial interest authorized for each series of the Trust.

	Monetta Fund	Monetta Young Investor Growth Fund
2024 Beginning Shares	2,935,512	2,202,456
Shares sold	22,540	42,179
Shares issued upon dividend reinvestment	154,855	236,892
Shares redeemed	(227,817)	(342,141)
Net decrease in shares outstanding	(50,422)	(63,070)
2025 Beginning Shares	2,885,090	2,139,386
Shares sold	77,858	49,112
Shares issued upon dividend reinvestment	534,634	362,830
Shares redeemed	(219,531)	(266,536)
Net decrease in shares outstanding	392,961	145,406
2025 Ending Shares	3,278,051	2,284,792

4. PURCHASES AND SALES OF INVESTMENT SECURITIES:
The cost of purchases and proceeds from sales of securities for the year ended December 31, 2025, excluding short-term securities were:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Monetta Fund	$ —	$ —	$56,293,098	$64,248,935
Monetta Young Investor Growth Fund	—	—	6,980,098	11,923,063

5. DISTRIBUTION PLAN:
The Trust and its shareholders have adopted a service and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the participating Fund to pay certain expenses associated with the distribution of its shares. Annual fees under the Plan up to 0.25% of the average daily net assets for the Monetta Young Investor Growth Fund are accrued daily.
6. SECTOR RISK:
As of December 31, 2025, the Monetta Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

13

MONETTA TRUST
Notes to Financial Statements
December 31, 2025(Continued)
7. ETF RISK:
As of December 31, 2025, the Monetta Young Investor Growth Fund had a significant portion of its assets invested in ETFs. ETFs are bought and sold on a securities exchange. An ETF trades like a common stock and often represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

14

MONETTA TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Monetta Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Monetta Trust comprising Monetta Fund and Monetta Young Investor Growth Fund (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 25, 2026

15

MONETTA TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
At a meeting of the Board of Trustees (the “Board”) held on November 21, 2025, the Board considered the renewal of the investment advisory agreement with respect to each Fund.
The Board discussed the nature, extent, and quality of services provided by the Adviser. Counsel noted there were no changes to Adviser personnel, key risks to the Funds remained the same, the Funds had an insurance policy and there were no regulatory, litigation or compliance issues with the Funds. The Board noted their satisfaction with the Adviser’s personnel and resources and concluded that the Adviser was well-suited to continue to serve as the adviser for each Fund.
The Board was presented with performance information for each Fund in comparison to each Fund’s benchmark, Morningstar category average and peer groups. The Board noted that the performance for the Monetta Fund has outperformed its peer group average and Morningstar category average for the 1, 3 and 5-year periods, with the exception of the 3-year period to the peer average, where the Fund slightly lagged. The Trustees reviewed the performance of the Young Investor Growth Fund next, noting that it slightly lagged its peer group and Morningstar category average for the 1 and 3-year periods while slightly outperforming both during the 5-year period, its Morningstar category average for the same timeframe. After discussion, the Board concluded that each Fund’s performance was not unreasonable.
The Board also reviewed information in connection with the advisory fee and net expense ratios for each Fund versus their respective peer grouping as set forth in the Materials. The Trustees noted that the advisory fee for the Monetta Fund was higher than its peer group average but within the range of the peer group. The Board then reviewed that the Young Investor Growth Fund’s advisory fee was below its peer group average. The Trustees noted that the Funds’ advisory fee peer groups tended to be in large Fund complexes and due to this, were more likely to benefit more with economies of scales. After a discussion, the Board determined that the advisory fee for each Fund was reasonable.
The Board next evaluated the cost of services and profitability of the Adviser, giving consideration to the Adviser’s continued ability to provide quality investment management services to the Funds in view of the total net assets of the Fund complex. The Board discussed the total revenues received from each Fund and the Adviser’s profitability with respect to each Fund.
The Board determined the revenue and profits of the Adviser were both reasonable and appropriate. They found the advisory fee for each Fund to be reasonable in light of the nature, quality and extent of the services being provided to each Fund, the size of each Fund and the costs incurred by the Adviser in providing such services. The Board determined the break points in the fee schedule for the Monetta Fund were reasonably likely to allow the shareholders of the Fund to share in economies of scale as the Fund grows.
No single factor was determinative of the Board’s decision to approve the renewal of the Advisory Agreements; rather, the Board based its determination on the total mix of information available. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the renewal of the Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

16

MONETTA TRUST
NOTICE TO SHAREHOLDERS
December 31, 2025 (Unaudited)
Tax Information
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designed as qualified dividend income was 0.00% and 0.00% for the Monetta Fund and Monetta Young Investor Growth Fund, respectively.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was 0.00% and 0.00% for the Monetta Fund and Monetta Young Investor Growth Fund, respectively.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00% and 0.00% for the Monetta Fund and Monetta Young Investor Growth Fund, respectively.
Proxy Voting Policies and Proxy Voting Record
The Funds’ proxy voting policies and procedures, as well as its proxy voting record for the most recent 12-month period ended June 30, are available without charge, upon request, by contacting the Adviser at 1-800-MONETTA, or by writing to Monetta Financial Services, Inc., 1776-A South Naperville Rd., Suite 100, Wheaton, IL 60189. The Funds’ proxy voting record is also available on the U.S. Securities and Exchange Commission’s website at https://www.sec.gov/.
Availability of Fund Portfolio Information
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For more information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-MONETTA.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household (“householding”). If you would like to opt out of householding or, once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-241-9772 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
Information about the Funds’ Trustees
The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-MONETTA.
Form N-CSR Disclosures
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to the Trustee Fees line item provided in the Statement of Operations on page 5 of this report.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Approval of Investment Advisory Agreements on pages 16 & 17 of this report.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(5) Change in the Registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Monetta Trust

By (Signature and Title)	/s/ Robert S. Bacarella
Robert S. Bacarella, Principal Executive Officer

Date	03/03/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert S. Bacarella
Robert S. Bacarella, Principal Executive Officer

Date	03/03/2026

By (Signature and Title)	/s/ Robert J. Bacarella
Robert J. Bacarella, Principal Financial Officer

Date	03/03/2026